Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.               Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	13,888	-	13,888
- Depreciation for the period	-	(77,469)	(77,469)
Balance, June 30, 2022	$3,832,328	$(882,871)	$2,949,457

As of June 30, 2022, 95 of the Company’s 128 vessels, having a net carrying value of $2,242,564, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 7). Title of ownership is held by the relevant lenders for another 21 vessels with a carrying value of $504,892 to secure the relevant sale and lease back financing transactions (Note 6). In addition, certain of the Company’s vessels having a net carrying value of $463,452 are subject to second-priority mortgages and serve as collateral under certain of the Company’s loan facilities (Note 7).

There was no change to the Company’s operating fleet during the six-month period ended June 30, 2022, while during this period the Company continued the technical upgrades to its fleet, such as the installation of ballast water treatment systems (“BWTS”) and Energy Saving Devices (“ESD”).